Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total Issues	€ 38,880
Loans and other payables	4,535	€ 4,488
Telefonica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	38,749
Promissory notes & commercial paper	2,273
Total Issues	41,022
Loans and other payables	4,535
Derivative instruments (Note 16)	4,863
Total	50,420	€ 52,364
Telefonica, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,832
Promissory notes & commercial paper	1,551
Total Issues	6,383
Loans and other payables	1,045
Derivative instruments (Note 16)	695
Total	8,123
Telefonica, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,683
Promissory notes & commercial paper	0
Total Issues	3,683
Loans and other payables	216
Derivative instruments (Note 16)	344
Total	4,243
Telefonica, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,301
Promissory notes & commercial paper	140
Total Issues	2,441
Loans and other payables	755
Derivative instruments (Note 16)	136
Total	3,332
Telefonica, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,138
Promissory notes & commercial paper	263
Total Issues	1,401
Loans and other payables	436
Derivative instruments (Note 16)	155
Total	1,992
Telefonica, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,075
Promissory notes & commercial paper	319
Total Issues	3,394
Loans and other payables	967
Derivative instruments (Note 16)	74
Total	4,435
Telefonica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	23,720
Promissory notes & commercial paper	0
Total Issues	23,720
Loans and other payables	1,116
Derivative instruments (Note 16)	3,459
Total	28,295
Telefonica, S.A. | Non-current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	33,917
Promissory notes & commercial paper	722
Total Issues	34,639
Loans and other payables	3,490
Derivative instruments (Note 16)	4,168
Total	€ 42,297